Shareholder Report	6 Months Ended
Jun. 28, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EMPOWER FUNDS, INC.
Entity Central Index Key	0000356476
Document Period End Date	Jun. 28, 2024
C000155776 [Member]
Shareholder Report [Line Items]
Fund Name	Empower U.S. Government Securities Fund
Class Name	Institutional Class
Trading Symbol	MXDQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower U.S. Government Securities Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Additional Information Phone Number	(866)-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower U.S. Government Securities Fund (Institutional Class/MXDQX)	$24.00	0.24%

Expenses Paid, Amount	$ 24.00
Expense Ratio, Percent	0.24%
Net Assets	$ 524,000,000
Holdings Count | Holding	252
Advisory Fees Paid, Amount	$ 700,000
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$524M
Total number of portfolio holdings	252
Total advisory fee paid	$0.7M
Portfolio turnover rate as of the end of the reporting period	48%
Average Credit Quality	Aaa
Weighted Average Maturity	17 years
Effective Duration	5.81 years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
United States Treasury Note/Bond 3.88%	10.33%
United States Treasury Note/Bond 4.75%	7.56%
United States Treasury Note/Bond 4.63%	3.75%
Resolution Funding Corp Principal Strip 5.32%	3.67%
United States Treasury Note/Bond 4.00%	2.41%
United States Treasury Note/Bond 3.88%	2.01%
Federal Farm Credit Banks Funding Corp 4.75%	1.75%
United States Treasury Note/Bond 4.13%	1.74%
Federal Farm Credit Banks Funding Corp 4.50%	1.34%
United States Treasury Note/Bond 1.88%	1.27%
Credit Rating Allocation

Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Note/Bond 3.88%	10.33%
United States Treasury Note/Bond 4.75%	7.56%
United States Treasury Note/Bond 4.63%	3.75%
Resolution Funding Corp Principal Strip 5.32%	3.67%
United States Treasury Note/Bond 4.00%	2.41%
United States Treasury Note/Bond 3.88%	2.01%
Federal Farm Credit Banks Funding Corp 4.75%	1.75%
United States Treasury Note/Bond 4.13%	1.74%
Federal Farm Credit Banks Funding Corp 4.50%	1.34%
United States Treasury Note/Bond 1.88%	1.27%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000069827 [Member]
Shareholder Report [Line Items]
Fund Name	Empower U.S. Government Securities Fund
Class Name	Investor Class
Trading Symbol	MXGMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower U.S. Government Securities Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Additional Information Phone Number	(866)-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower U.S. Government Securities Fund (Investor Class/MXGMX)	$60.00	0.60%

Expenses Paid, Amount	$ 60.00
Expense Ratio, Percent	0.60%
Net Assets	$ 524,000,000
Holdings Count | Holding	252
Advisory Fees Paid, Amount	$ 700,000
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$524M
Total number of portfolio holdings	252
Total advisory fee paid	$0.7M
Portfolio turnover rate as of the end of the reporting period	48%
Average Credit Quality	Aaa
Weighted Average Maturity	17 years
Effective Duration	5.81 years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
United States Treasury Note/Bond 3.88%	10.33%
United States Treasury Note/Bond 4.75%	7.56%
United States Treasury Note/Bond 4.63%	3.75%
Resolution Funding Corp Principal Strip 5.32%	3.67%
United States Treasury Note/Bond 4.00%	2.41%
United States Treasury Note/Bond 3.88%	2.01%
Federal Farm Credit Banks Funding Corp 4.75%	1.75%
United States Treasury Note/Bond 4.13%	1.74%
Federal Farm Credit Banks Funding Corp 4.50%	1.34%
United States Treasury Note/Bond 1.88%	1.27%
Credit Rating Allocation

Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Note/Bond 3.88%	10.33%
United States Treasury Note/Bond 4.75%	7.56%
United States Treasury Note/Bond 4.63%	3.75%
Resolution Funding Corp Principal Strip 5.32%	3.67%
United States Treasury Note/Bond 4.00%	2.41%
United States Treasury Note/Bond 3.88%	2.01%
Federal Farm Credit Banks Funding Corp 4.75%	1.75%
United States Treasury Note/Bond 4.13%	1.74%
Federal Farm Credit Banks Funding Corp 4.50%	1.34%
United States Treasury Note/Bond 1.88%	1.27%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000155766 [Member]
Shareholder Report [Line Items]
Fund Name	Empower Bond Index Fund
Class Name	Institutional Class
Trading Symbol	MXCOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Bond Index Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Additional Information Phone Number	(866)-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Bond Index Fund (Institutional Class/MXCOX)	$14.00	0.14%

Expenses Paid, Amount	$ 14.00
Expense Ratio, Percent	0.14%
Net Assets	$ 3,753,000,000
Holdings Count | Holding	2,153
Advisory Fees Paid, Amount	$ 2,200,000
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$3,753M
Total number of portfolio holdings	2,153
Total advisory fee paid	$2.2M
Portfolio turnover rate as of the end of the reporting period	14%
Average Credit Quality	Aa2
Weighted Average Maturity	13 years
Effective Duration	6.14 years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
United States Treasury Note/Bond 0.75%	1.48%
United States Treasury Note/Bond 0.75%	1.02%
United States Treasury Note/Bond 0.75%	0.99%
United States Treasury Note/Bond 0.25%	0.99%
United States Treasury Note/Bond 0.88%	0.97%
United States Treasury Note/Bond 0.25%	0.94%
United States Treasury Note/Bond 0.63%	0.92%
United States Treasury Note/Bond 0.38%	0.91%
United States Treasury Note/Bond 1.50%	0.90%
United States Treasury Note/Bond 0.50%	0.85%
Credit Rating Allocation

Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Note/Bond 0.75%	1.48%
United States Treasury Note/Bond 0.75%	1.02%
United States Treasury Note/Bond 0.75%	0.99%
United States Treasury Note/Bond 0.25%	0.99%
United States Treasury Note/Bond 0.88%	0.97%
United States Treasury Note/Bond 0.25%	0.94%
United States Treasury Note/Bond 0.63%	0.92%
United States Treasury Note/Bond 0.38%	0.91%
United States Treasury Note/Bond 1.50%	0.90%
United States Treasury Note/Bond 0.50%	0.85%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000069817 [Member]
Shareholder Report [Line Items]
Fund Name	Empower Bond Index Fund
Class Name	Investor Class
Trading Symbol	MXBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Bond Index Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Additional Information Phone Number	(866)-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Bond Index Fund (Investor Class/MXBIX)	$49.00	0.49%

Expenses Paid, Amount	$ 49.00
Expense Ratio, Percent	0.49%
Net Assets	$ 3,753,000,000
Holdings Count | Holding	2,153
Advisory Fees Paid, Amount	$ 2,200,000
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$3,753M
Total number of portfolio holdings	2,153
Total advisory fee paid	$2.2M
Portfolio turnover rate as of the end of the reporting period	14%
Average Credit Quality	Aa2
Weighted Average Maturity	13 years
Effective Duration	6.14 years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
United States Treasury Note/Bond 0.75%	1.48%
United States Treasury Note/Bond 0.75%	1.02%
United States Treasury Note/Bond 0.75%	0.99%
United States Treasury Note/Bond 0.25%	0.99%
United States Treasury Note/Bond 0.88%	0.97%
United States Treasury Note/Bond 0.25%	0.94%
United States Treasury Note/Bond 0.63%	0.92%
United States Treasury Note/Bond 0.38%	0.91%
United States Treasury Note/Bond 1.50%	0.90%
United States Treasury Note/Bond 0.50%	0.85%
Credit Rating Allocation

Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Note/Bond 0.75%	1.48%
United States Treasury Note/Bond 0.75%	1.02%
United States Treasury Note/Bond 0.75%	0.99%
United States Treasury Note/Bond 0.25%	0.99%
United States Treasury Note/Bond 0.88%	0.97%
United States Treasury Note/Bond 0.25%	0.94%
United States Treasury Note/Bond 0.63%	0.92%
United States Treasury Note/Bond 0.38%	0.91%
United States Treasury Note/Bond 1.50%	0.90%
United States Treasury Note/Bond 0.50%	0.85%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000155783 [Member]
Shareholder Report [Line Items]
Fund Name	Empower High Yield Bond Fund
Class Name	Institutional Class
Trading Symbol	MXFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower High Yield Bond Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Additional Information Phone Number	(866)-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower High Yield Bond Fund (Institutional Class/MXFRX)	$63.00	0.63%

Expenses Paid, Amount	$ 63.00
Expense Ratio, Percent	0.63%
Net Assets	$ 430,000,000
Holdings Count | Holding	491
Advisory Fees Paid, Amount	$ 1,300,000
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$430M
Total number of portfolio holdings	491
Total advisory fee paid	$1.3M
Portfolio turnover rate as of the end of the reporting period	33%
Average Credit Quality	B1
Weighted Average Maturity	5 years
Effective Duration	2.75 years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	4.74%
Ford Motor Credit Co LLC 4.00%	0.87%
Endeavor Energy Resources LP / EER Finance Inc 5.75%	0.73%
Cloud Software Group Inc 6.50%	0.73%
CCO Holdings LLC / CCO Holdings Capital Corp 5.38%	0.71%
Tenet Healthcare Corp 6.13%	0.67%
CSC Holdings LLC 5.38%	0.62%
Clear Channel Outdoor Holdings Inc 7.88%	0.62%
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 7.13%	0.59%
Apollo Global Management Inc 6.75%	0.58%
Credit Rating Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	4.74%
Ford Motor Credit Co LLC 4.00%	0.87%
Endeavor Energy Resources LP / EER Finance Inc 5.75%	0.73%
Cloud Software Group Inc 6.50%	0.73%
CCO Holdings LLC / CCO Holdings Capital Corp 5.38%	0.71%
Tenet Healthcare Corp 6.13%	0.67%
CSC Holdings LLC 5.38%	0.62%
Clear Channel Outdoor Holdings Inc 7.88%	0.62%
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 7.13%	0.59%
Apollo Global Management Inc 6.75%	0.58%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000069834 [Member]
Shareholder Report [Line Items]
Fund Name	Empower High Yield Bond Fund
Class Name	Investor Class
Trading Symbol	MXHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower High Yield Bond Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Additional Information Phone Number	(866)-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower High Yield Bond Fund (Investor Class/MXHYX)	$98.00	0.98%

Expenses Paid, Amount	$ 98.00
Expense Ratio, Percent	0.98%
Net Assets	$ 430,000,000
Holdings Count | Holding	491
Advisory Fees Paid, Amount	$ 1,300,000
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$430M
Total number of portfolio holdings	491
Total advisory fee paid	$1.3M
Portfolio turnover rate as of the end of the reporting period	33%
Average Credit Quality	B1
Weighted Average Maturity	5 years
Effective Duration	2.75 years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	4.74%
Ford Motor Credit Co LLC 4.00%	0.87%
Endeavor Energy Resources LP / EER Finance Inc 5.75%	0.73%
Cloud Software Group Inc 6.50%	0.73%
CCO Holdings LLC / CCO Holdings Capital Corp 5.38%	0.71%
Tenet Healthcare Corp 6.13%	0.67%
CSC Holdings LLC 5.38%	0.62%
Clear Channel Outdoor Holdings Inc 7.88%	0.62%
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 7.13%	0.59%
Apollo Global Management Inc 6.75%	0.58%
Credit Rating Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	4.74%
Ford Motor Credit Co LLC 4.00%	0.87%
Endeavor Energy Resources LP / EER Finance Inc 5.75%	0.73%
Cloud Software Group Inc 6.50%	0.73%
CCO Holdings LLC / CCO Holdings Capital Corp 5.38%	0.71%
Tenet Healthcare Corp 6.13%	0.67%
CSC Holdings LLC 5.38%	0.62%
Clear Channel Outdoor Holdings Inc 7.88%	0.62%
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 7.13%	0.59%
Apollo Global Management Inc 6.75%	0.58%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000155782 [Member]
Shareholder Report [Line Items]
Fund Name	Empower Multi-Sector Bond Fund
Class Name	Institutional Class
Trading Symbol	MXUGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Multi-Sector Bond Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Additional Information Phone Number	(866)-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Multi-Sector Bond Fund (Institutional Class/MXUGX)	$55.00	0.55%

Expenses Paid, Amount	$ 55.00
Expense Ratio, Percent	0.55%
Net Assets	$ 952,000,000
Holdings Count | Holding	1,506
Advisory Fees Paid, Amount	$ 2,400,000
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$952M
Total number of portfolio holdings	1,506
Total advisory fee paid	$2.4M
Portfolio turnover rate as of the end of the reporting period	30%
Average Credit Quality	Baa1
Weighted Average Maturity	11 years
Effective Duration	4.99 years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
United States Treasury Note/Bond 4.63%	3.85%
United States Treasury Note/Bond 4.25%	1.34%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.17%
United States Treasury Note/Bond 5.00%	0.53%
Glencore Funding LLC 6.50%	0.42%
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 2.88%	0.38%
Uber Technologies Inc 4.50%	0.36%
Continental Resources Inc 5.75%	0.36%
Micron Technology Inc 5.88%	0.35%
United Kingdom Gilt 0.25%	0.34%
Credit Rating Allocation

Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Note/Bond 4.63%	3.85%
United States Treasury Note/Bond 4.25%	1.34%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.17%
United States Treasury Note/Bond 5.00%	0.53%
Glencore Funding LLC 6.50%	0.42%
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 2.88%	0.38%
Uber Technologies Inc 4.50%	0.36%
Continental Resources Inc 5.75%	0.36%
Micron Technology Inc 5.88%	0.35%
United Kingdom Gilt 0.25%	0.34%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000069833 [Member]
Shareholder Report [Line Items]
Fund Name	Empower Multi-Sector Bond Fund
Class Name	Investor Class
Trading Symbol	MXLMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Multi-Sector Bond Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Additional Information Phone Number	(866)-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Multi-Sector Bond Fund (Investor Class/MXLMX)	$90.00	0.90%

Expenses Paid, Amount	$ 90.00
Expense Ratio, Percent	0.90%
Net Assets	$ 952,000,000
Holdings Count | Holding	1,506
Advisory Fees Paid, Amount	$ 2,400,000
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$952M
Total number of portfolio holdings	1,506
Total advisory fee paid	$2.4M
Portfolio turnover rate as of the end of the reporting period	30%
Average Credit Quality	Baa1
Weighted Average Maturity	11 years
Effective Duration	4.99 years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
United States Treasury Note/Bond 4.63%	3.85%
United States Treasury Note/Bond 4.25%	1.34%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.17%
United States Treasury Note/Bond 5.00%	0.53%
Glencore Funding LLC 6.50%	0.42%
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 2.88%	0.38%
Uber Technologies Inc 4.50%	0.36%
Continental Resources Inc 5.75%	0.36%
Micron Technology Inc 5.88%	0.35%
United Kingdom Gilt 0.25%	0.34%
Credit Rating Allocation

Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Note/Bond 4.63%	3.85%
United States Treasury Note/Bond 4.25%	1.34%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.17%
United States Treasury Note/Bond 5.00%	0.53%
Glencore Funding LLC 6.50%	0.42%
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 2.88%	0.38%
Uber Technologies Inc 4.50%	0.36%
Continental Resources Inc 5.75%	0.36%
Micron Technology Inc 5.88%	0.35%
United Kingdom Gilt 0.25%	0.34%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000195600 [Member]
Shareholder Report [Line Items]
Fund Name	Empower Inflation-Protected Securities Fund
Class Name	Institutional Class
Trading Symbol	MXIOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Inflation-Protected Securities Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Additional Information Phone Number	(866)-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Inflation-Protected Securities Fund (Institutional Class/MXIOX)	$35.00	0.35%

Expenses Paid, Amount	$ 35.00
Expense Ratio, Percent	0.35%
Net Assets	$ 445,000,000
Holdings Count | Holding	335
Advisory Fees Paid, Amount	$ 700,000
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$445M
Total number of portfolio holdings	335
Total advisory fee paid	$0.7M
Portfolio turnover rate as of the end of the reporting period	75%
Average Credit Quality	Aa2
Weighted Average Maturity	9 years
Effective Duration	4.44 years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
U.S. Treasury Inflation Indexed Bonds TIPS 1.75%	9.97%
U.S. Treasury Inflation Indexed Bonds TIPS 1.38%	8.97%
U.S. Treasury Inflation Indexed Bonds TIPS 1.63%	6.49%
U.S. Treasury Inflation Indexed Bonds TIPS 0.63%	5.62%
U.S. Treasury Inflation Indexed Bonds TIPS 1.13%	3.87%
U.S. Treasury Inflation Indexed Bonds TIPS 0.38%	3.16%
U.S. Treasury Inflation Indexed Bonds TIPS 2.38%	2.89%
U.S. Treasury Inflation Indexed Bonds TIPS 1.25%	2.78%
U.S. Treasury Inflation Indexed Bonds TIPS 1.50%	2.72%
U.S. Treasury Inflation Indexed Bonds TIPS 0.13%	2.33%
Credit Rating Allocation

Largest Holdings [Text Block]
Top Ten Holdings
U.S. Treasury Inflation Indexed Bonds TIPS 1.75%	9.97%
U.S. Treasury Inflation Indexed Bonds TIPS 1.38%	8.97%
U.S. Treasury Inflation Indexed Bonds TIPS 1.63%	6.49%
U.S. Treasury Inflation Indexed Bonds TIPS 0.63%	5.62%
U.S. Treasury Inflation Indexed Bonds TIPS 1.13%	3.87%
U.S. Treasury Inflation Indexed Bonds TIPS 0.38%	3.16%
U.S. Treasury Inflation Indexed Bonds TIPS 2.38%	2.89%
U.S. Treasury Inflation Indexed Bonds TIPS 1.25%	2.78%
U.S. Treasury Inflation Indexed Bonds TIPS 1.50%	2.72%
U.S. Treasury Inflation Indexed Bonds TIPS 0.13%	2.33%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000195601 [Member]
Shareholder Report [Line Items]
Fund Name	Empower Inflation-Protected Securities Fund
Class Name	Investor Class
Trading Symbol	MXIHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Inflation-Protected Securities Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Additional Information Phone Number	(866)-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Inflation-Protected Securities Fund (Investor Class/MXIHX)	$70.00	0.70%

Expenses Paid, Amount	$ 70.00
Expense Ratio, Percent	0.70%
Net Assets	$ 445,000,000
Holdings Count | Holding	335
Advisory Fees Paid, Amount	$ 700,000
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$445M
Total number of portfolio holdings	335
Total advisory fee paid	$0.7M
Portfolio turnover rate as of the end of the reporting period	75%
Average Credit Quality	Aa2
Weighted Average Maturity	9 years
Effective Duration	4.44 years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
U.S. Treasury Inflation Indexed Bonds TIPS 1.75%	9.97%
U.S. Treasury Inflation Indexed Bonds TIPS 1.38%	8.97%
U.S. Treasury Inflation Indexed Bonds TIPS 1.63%	6.49%
U.S. Treasury Inflation Indexed Bonds TIPS 0.63%	5.62%
U.S. Treasury Inflation Indexed Bonds TIPS 1.13%	3.87%
U.S. Treasury Inflation Indexed Bonds TIPS 0.38%	3.16%
U.S. Treasury Inflation Indexed Bonds TIPS 2.38%	2.89%
U.S. Treasury Inflation Indexed Bonds TIPS 1.25%	2.78%
U.S. Treasury Inflation Indexed Bonds TIPS 1.50%	2.72%
U.S. Treasury Inflation Indexed Bonds TIPS 0.13%	2.33%
Credit Rating Allocation

Largest Holdings [Text Block]
Top Ten Holdings
U.S. Treasury Inflation Indexed Bonds TIPS 1.75%	9.97%
U.S. Treasury Inflation Indexed Bonds TIPS 1.38%	8.97%
U.S. Treasury Inflation Indexed Bonds TIPS 1.63%	6.49%
U.S. Treasury Inflation Indexed Bonds TIPS 0.63%	5.62%
U.S. Treasury Inflation Indexed Bonds TIPS 1.13%	3.87%
U.S. Treasury Inflation Indexed Bonds TIPS 0.38%	3.16%
U.S. Treasury Inflation Indexed Bonds TIPS 2.38%	2.89%
U.S. Treasury Inflation Indexed Bonds TIPS 1.25%	2.78%
U.S. Treasury Inflation Indexed Bonds TIPS 1.50%	2.72%
U.S. Treasury Inflation Indexed Bonds TIPS 0.13%	2.33%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000155765 [Member]
Shareholder Report [Line Items]
Fund Name	Empower Short Duration Bond Fund
Class Name	Institutional Class
Trading Symbol	MXXJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Short Duration Bond Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Additional Information Phone Number	(866)-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Short Duration Bond Fund (Institutional Class/MXXJX)	$24.00	0.24%

Expenses Paid, Amount	$ 24.00
Expense Ratio, Percent	0.24%
Net Assets	$ 407,000,000
Holdings Count | Holding	291
Advisory Fees Paid, Amount	$ 500,000
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$407M
Total number of portfolio holdings	291
Total advisory fee paid	$0.5M
Portfolio turnover rate as of the end of the reporting period	79%
Average Credit Quality	A2
Weighted Average Maturity	5 years
Effective Duration	1.74 years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
U.S. Treasury Bills 5.27%	1.82%
Bank of America Corp 6.20%	1.80%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.48%
U.S. Treasury Bills 5.33%	1.22%
Targa Resources Corp	1.05%
Morgan Stanley 3.95%	1.01%
Banco Santander SA 1.72%	1.00%
Old Line Funding Corp	0.99%
Chariot Funding LLC	0.98%
JPMorgan Chase & Co 2.60%	0.97%
Credit Rating Allocation

Largest Holdings [Text Block]
Top Ten Holdings
U.S. Treasury Bills 5.27%	1.82%
Bank of America Corp 6.20%	1.80%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.48%
U.S. Treasury Bills 5.33%	1.22%
Targa Resources Corp	1.05%
Morgan Stanley 3.95%	1.01%
Banco Santander SA 1.72%	1.00%
Old Line Funding Corp	0.99%
Chariot Funding LLC	0.98%
JPMorgan Chase & Co 2.60%	0.97%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000069816 [Member]
Shareholder Report [Line Items]
Fund Name	Empower Short Duration Bond Fund
Class Name	Investor Class
Trading Symbol	MXSDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Short Duration Bond Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Additional Information Phone Number	(866)-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Short Duration Bond Fund (Investor Class/MXSDX)	$59.00	0.59%

Expenses Paid, Amount	$ 59.00
Expense Ratio, Percent	0.59%
Net Assets	$ 407,000,000
Holdings Count | Holding	291
Advisory Fees Paid, Amount	$ 500,000
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$407M
Total number of portfolio holdings	291
Total advisory fee paid	$0.5M
Portfolio turnover rate as of the end of the reporting period	79%
Average Credit Quality	A2
Weighted Average Maturity	5 years
Effective Duration	1.74 years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
U.S. Treasury Bills 5.27%	1.82%
Bank of America Corp 6.20%	1.80%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.48%
U.S. Treasury Bills 5.33%	1.22%
Targa Resources Corp	1.05%
Morgan Stanley 3.95%	1.01%
Banco Santander SA 1.72%	1.00%
Old Line Funding Corp	0.99%
Chariot Funding LLC	0.98%
JPMorgan Chase & Co 2.60%	0.97%
Credit Rating Allocation

Largest Holdings [Text Block]
Top Ten Holdings
U.S. Treasury Bills 5.27%	1.82%
Bank of America Corp 6.20%	1.80%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.48%
U.S. Treasury Bills 5.33%	1.22%
Targa Resources Corp	1.05%
Morgan Stanley 3.95%	1.01%
Banco Santander SA 1.72%	1.00%
Old Line Funding Corp	0.99%
Chariot Funding LLC	0.98%
JPMorgan Chase & Co 2.60%	0.97%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000155781 [Member]
Shareholder Report [Line Items]
Fund Name	Empower Core Bond Fund
Class Name	Institutional Class
Trading Symbol	MXIUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Core Bond Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Additional Information Phone Number	(866)-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Bond Fund (Institutional Class/MXIUX)	$35.00	0.35%

Expenses Paid, Amount	$ 35.00
Expense Ratio, Percent	0.35%
Net Assets	$ 498,000,000
Holdings Count | Holding	1,354
Advisory Fees Paid, Amount	$ 800,000
Investment Company Portfolio Turnover	203.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$498M
Total number of portfolio holdings	1,354
Total advisory fee paid	$0.8M
Portfolio turnover rate as of the end of the reporting period	203%
Average Credit Quality	Aa2
Weighted Average Maturity	16 years
Effective Duration	6.30 years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Government National Mortgage Association 5.50%	2.27%
Federal National Mortgage Association 2.50%	1.71%
U.S. Treasury Bills 5.31%	1.63%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.25%
United States Treasury Note/Bond 3.00%	1.25%
United States Treasury Note/Bond 4.25%	1.25%
Federal National Mortgage Association 6.50%	1.16%
Uniform Mortgage-Backed Security 5.50%	1.05%
United States Treasury Note/Bond 1.38%	0.95%
U.S. Treasury Bills 5.29%	0.94%
Credit Rating Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Government National Mortgage Association 5.50%	2.27%
Federal National Mortgage Association 2.50%	1.71%
U.S. Treasury Bills 5.31%	1.63%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.25%
United States Treasury Note/Bond 3.00%	1.25%
United States Treasury Note/Bond 4.25%	1.25%
Federal National Mortgage Association 6.50%	1.16%
Uniform Mortgage-Backed Security 5.50%	1.05%
United States Treasury Note/Bond 1.38%	0.95%
U.S. Treasury Bills 5.29%	0.94%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000069832 [Member]
Shareholder Report [Line Items]
Fund Name	Empower Core Bond Fund
Class Name	Investor Class
Trading Symbol	MXFDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Core Bond Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Additional Information Phone Number	(866)-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Bond Fund (Investor Class/MXFDX)	$70.00	0.70%

Expenses Paid, Amount	$ 70.00
Expense Ratio, Percent	0.70%
Net Assets	$ 498,000,000
Holdings Count | Holding	1,354
Advisory Fees Paid, Amount	$ 800,000
Investment Company Portfolio Turnover	203.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$498M
Total number of portfolio holdings	1,354
Total advisory fee paid	$0.8M
Portfolio turnover rate as of the end of the reporting period	203%
Average Credit Quality	Aa2
Weighted Average Maturity	16 years
Effective Duration	6.30 years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Government National Mortgage Association 5.50%	2.27%
Federal National Mortgage Association 2.50%	1.71%
U.S. Treasury Bills 5.31%	1.63%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.25%
United States Treasury Note/Bond 3.00%	1.25%
United States Treasury Note/Bond 4.25%	1.25%
Federal National Mortgage Association 6.50%	1.16%
Uniform Mortgage-Backed Security 5.50%	1.05%
United States Treasury Note/Bond 1.38%	0.95%
U.S. Treasury Bills 5.29%	0.94%
Credit Rating Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Government National Mortgage Association 5.50%	2.27%
Federal National Mortgage Association 2.50%	1.71%
U.S. Treasury Bills 5.31%	1.63%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.25%
United States Treasury Note/Bond 3.00%	1.25%
United States Treasury Note/Bond 4.25%	1.25%
Federal National Mortgage Association 6.50%	1.16%
Uniform Mortgage-Backed Security 5.50%	1.05%
United States Treasury Note/Bond 1.38%	0.95%
U.S. Treasury Bills 5.29%	0.94%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000155784 [Member]
Shareholder Report [Line Items]
Fund Name	Empower Global Bond Fund
Class Name	Institutional Class
Trading Symbol	MXZMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Global Bond Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Additional Information Phone Number	(866)-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Global Bond Fund (Institutional Class/MXZMX)	$65.00	0.65%

Expenses Paid, Amount	$ 65.00
Expense Ratio, Percent	0.65%
Net Assets	$ 518,000,000
Holdings Count | Holding	747
Advisory Fees Paid, Amount	$ 1,500,000
Investment Company Portfolio Turnover	100.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$518M
Total number of portfolio holdings	747
Total advisory fee paid	$1.5M
Portfolio turnover rate as of the end of the reporting period	100%
Average Credit Quality	A1
Weighted Average Maturity	13 years
Effective Duration	6.42 years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	2.55%
United States Treasury Note/Bond 4.00%	2.37%
Mexican Bonos 5.50%	2.35%
United States Treasury Note/Bond 5.00%	2.34%
Government National Mortgage Association 3.50%	1.85%
Korea Treasury Bond 4.25%	1.76%
Uniform Mortgage-Backed Security 6.00%	1.64%
China Government Bond 3.81%	1.60%
United States Treasury Note/Bond 4.25%	1.58%
Mexican Bonos 8.50%	1.31%
Credit Rating Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	2.55%
United States Treasury Note/Bond 4.00%	2.37%
Mexican Bonos 5.50%	2.35%
United States Treasury Note/Bond 5.00%	2.34%
Government National Mortgage Association 3.50%	1.85%
Korea Treasury Bond 4.25%	1.76%
Uniform Mortgage-Backed Security 6.00%	1.64%
China Government Bond 3.81%	1.60%
United States Treasury Note/Bond 4.25%	1.58%
Mexican Bonos 8.50%	1.31%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000069835 [Member]
Shareholder Report [Line Items]
Fund Name	Empower Global Bond Fund
Class Name	Investor Class
Trading Symbol	MXGBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Global Bond Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Additional Information Phone Number	(866)-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Global Bond Fund (Investor Class/MXGBX)	$100.00	1.00%

Expenses Paid, Amount	$ 100.00
Expense Ratio, Percent	1.00%
Net Assets	$ 518,000,000
Holdings Count | Holding	747
Advisory Fees Paid, Amount	$ 1,500,000
Investment Company Portfolio Turnover	100.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$518M
Total number of portfolio holdings	747
Total advisory fee paid	$1.5M
Portfolio turnover rate as of the end of the reporting period	100%
Average Credit Quality	A1
Weighted Average Maturity	13 years
Effective Duration	6.42 years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	2.55%
United States Treasury Note/Bond 4.00%	2.37%
Mexican Bonos 5.50%	2.35%
United States Treasury Note/Bond 5.00%	2.34%
Government National Mortgage Association 3.50%	1.85%
Korea Treasury Bond 4.25%	1.76%
Uniform Mortgage-Backed Security 6.00%	1.64%
China Government Bond 3.81%	1.60%
United States Treasury Note/Bond 4.25%	1.58%
Mexican Bonos 8.50%	1.31%
Credit Rating Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	2.55%
United States Treasury Note/Bond 4.00%	2.37%
Mexican Bonos 5.50%	2.35%
United States Treasury Note/Bond 5.00%	2.34%
Government National Mortgage Association 3.50%	1.85%
Korea Treasury Bond 4.25%	1.76%
Uniform Mortgage-Backed Security 6.00%	1.64%
China Government Bond 3.81%	1.60%
United States Treasury Note/Bond 4.25%	1.58%
Mexican Bonos 8.50%	1.31%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.